SUBSEQUENT EVENTS - 2021 Plan and Warrant Exercises (Details) - shares		3 Months Ended
	Jan. 01, 2026	Apr. 03, 2026	Jun. 23, 2026	May 28, 2025	May 27, 2025	Aug. 25, 2023	Aug. 24, 2023
2021 Plan
SUBSEQUENT EVENTS
Reserved for future issuance (in shares)			42,892	32,873	16,873	14,862	2,500
Subsequent events
SUBSEQUENT EVENTS
Exercise of warrants into common stock (in shares)		38,611
Number of warrants exercised		38,620
Subsequent events | 2021 Plan
SUBSEQUENT EVENTS
Issuance of common stock (in shares)	273,588
Reserved for future issuance (in shares)	1,916,714